ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW HORIZONS FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares
		Value
(Cost and value in $000s)

COMMON STOCKS 99.3%

CONSUMER DISCRETIONARY 16.4%

Diversified Consumer Services 1.8%
Apollo Group, Class A (1)	600,000	26,340
Laureate (1)	1,750,000	103,198
		129,538
Hotels, Restaurants & Leisure 5.3%
BJ's Restaurants (1)	1,040,900	21,994
Orient-Express, Class A	650,000	38,883
Panera Bread, Class A (1)	1,250,000	73,825
PF Chang's China Bistro (1)	1,000,000	41,880
Pinnacle Entertainment (1)	350,000	10,175
Rare Hospitality International (1)	1,350,000	40,621
Red Robin Gourmet Burgers (1)	500,000	19,410
Shuffle Master (1)	361,025	6,589
Sonic (1)	1,400,000	31,192
Station Casinos	400,000	34,628
Texas Roadhouse, Class A (1)	151,000	2,152
WMS Industries (1)	1,500,000	58,860
		380,209
Household Durables 2.3%
IRobot (1)	1,000,000	13,070
Meritage (1)	500,000	16,060
Ryland Group	980,000	41,346
Toll Brothers (1)	3,478,000	95,228
		165,704
Internet & Catalog Retail 0.7%
Blue Nile (1)	500,000	20,330
priceline.com (1)	486,000	25,884
US Auto Parts Network (1)	420,500	2,258
		48,472
Leisure Equipment & Products 0.2%
MarineMax (1)	600,000	13,908
		13,908
Media 1.0%
Catalina Marketing	1,175,000	37,107
Entercom Communications	400,000	11,272
Regent Communications (1)	1,715,000	5,522
Spanish Broadcasting, Class A (1)	1,000,000	4,000
TiVo (1)	1,000,000	6,350
XM Satellite Radio Holdings, Class A (1)	569,000	7,351
		71,602
Specialty Retail 4.5%
AC Moore Arts & Crafts (1)(2)	1,000,000	21,340
AnnTaylor Stores (1)	1,025,000	39,749
Christopher & Banks (2)	1,960,000	38,161
Hibbett Sports (1)	200,000	5,718
Hot Topic (1)	980,000	10,878
J Crew Group (1)	100,000	4,017
O'Reilly Automotive (1)	3,550,000	117,505
Select Comfort (1)	485,550	8,643
The Finish Line, Class A	1,100,000	13,860
Tween Brands (1)	600,000	21,432
Wet Seal, Class A (1)	745,000	4,880
Zumiez (1)	900,000	36,108
		322,291
Textiles, Apparel & Luxury Goods 0.6%
Iconix Brand Group (1)	1,100,000	22,440
Under Armour (1)	500,000	25,650
		48,090

Total Consumer Discretionary		1,179,814
CONSUMER STAPLES 0.5%

Food & Staples Retailing 0.5%
Pantry (1)	750,000	33,915
Total Consumer Staples		33,915
ENERGY 8.2%

Energy Equipment & Services 6.5%
BJ Services	570,000	15,903
Cameron International (1)	475,000	29,825
FMC Technologies (1)	1,500,000	104,640
Grant Prideco (1)	1,600,000	79,744
Helmerich & Payne	650,000	19,721
Hydril (1)	778,186	74,893
Key Energy Services (1)	1,470,000	24,035
National Oilwell Varco (1)	450,000	35,005
Oil States International (1)	700,000	22,463
Smith International	392,000	18,836
Union Drilling (1)	406,000	5,765
W-H Energy Services (1)	775,000	36,223
		467,053
Oil, Gas & Consumable Fuels 1.7%
Bill Barrett (1)	1,150,000	37,271
Cimarex Energy	525,000	19,436
Encore Acquisition (1)	961,600	23,261
Foundation Coal Holdings	700,000	24,038
Mariner Energy (1)	500,000	9,565
Verasun Energy (1)	500,000	9,935
		123,506

Total Energy		590,559
FINANCIALS 7.0%

Capital Markets 2.8%
Affiliated Managers Group (1)	560,600	60,741
Cohen & Steers	500,000	21,540
GFI Group (1)	202,000	13,730
Greenhill	250,000	15,347
Legg Mason	500,000	47,105
optionsXpress Holdings	800,000	18,832
Penson Worldwide (1)	535,100	16,155
Thomas Weisel Partners (1)	305,000	5,801
		199,251
Commercial Banks 1.6%
Boston Private Financial	350,000	9,772
Prosperity Bancshares	300,000	10,422
Signature Bank (1)	700,000	22,778
SVB Financial Group (1)	300,000	14,577
Texas Capital Bancshares (1)	800,000	16,400
UCBH Holdings	2,300,000	42,826
		116,775
Consumer Finance 0.2%
Advance America Cash Advance Centers	733,500	11,289
		11,289
Diversified Financial Services 0.6%
Endeavor Acquisition (1)(2)	600,000	6,510
Endeavor Acquisition, Warrant, 12/14/09 (1)(2)	1,490,000	6,630
IntercontinentalExchange (1)	160,000	19,554
International Securities Exchange	178,000	8,686
		41,380
Insurance 1.6%
First Mercury Financial (1)	115,000	2,363
Hub International	500,000	20,840
Infinity Property & Casualty	931,000	43,627
James River Group	219,005	6,857
MaxRe Capital	1,000,000	25,480
National Financial Partners	400,000	18,764
		117,931
Real Estate Management & Development 0.0%
HouseValues (1)	490,000	2,479
		2,479
Thrifts & Mortgage Finance 0.2%
Delta Financial (2)	1,750,000	14,473
		14,473

Total Financials		503,578

HEALTH CARE 21.2%

Biotechnology 6.1%
Acadia Pharmaceuticals (1)	1,350,000	20,277
Acadia Pharmaceuticals, Warrants, 4/1/10 (1)(3)	520,000	893
Alexion Pharmaceutical (1)	987,700	42,708
Alkermes (1)	2,000,000	30,880
Altus Pharmaceuticals (1)	650,000	9,893
Cephalon (1)	400,000	28,484
Combinatorx (1)	725,000	5,068
Cubist Pharmaceuticals (1)	900,000	19,863
Cytokinetics (1)	1,200,000	8,352
deCode genetics (1)	2,700,000	9,855
Dyadic International, Warrants, 5/30/10 (1)(3)	160,000	-
Dyadic International (1)	998,300	6,309
EXACT Sciences (1)	392,000	1,051
Human Genome Sciences (1)	1,125,000	11,948
Incyte (1)	3,750,000	24,712
Infinity Pharmaceuticals (1)	670,600	8,074
Inhibitex (1)	1,000,000	1,650
InterMune (1)	600,700	14,813
Lexicon Genetics (1)	1,100,000	3,993
Martek Biosciences (1)	1,000,000	20,620
Maxygen (1)	150,000	1,673
Medarex (1)	600,000	7,764
Momenta Pharmaceuticals (1)	1,400,000	18,144
Myriad Genetics (1)	1,000,000	34,460
ONYX Pharmaceuticals (1)	200,000	4,968
Panacos Pharmaceuticals (1)	2,000,000	9,260
Pharmion (1)	700,000	18,403
Senomyx (1)(2)	1,700,000	21,046
Theravance (1)	662,500	19,544
United Therapeutics (1)	200,000	10,756
Vertex Pharmaceuticals (1)	825,000	23,133
		438,594
Health Care Equipment & Supplies 3.2%
Cerus (1)	1,075,300	7,259
Conceptus (1)	800,000	16,000
EPIX Pharmaceuticals (1)(2)	1,750,000	11,725
EV3 (1)	400,000	7,880
Greatbatch (1)	495,300	12,630
Immucor (1)	816,861	24,040
Integra LifeSciences (1)	533,100	24,299
Northstar Neuroscience (1)	300,000	3,840
NxStage Medical (1)	310,000	4,129
ResMed (1)	1,100,000	55,407
Respironics (1)	1,278,400	53,680
Stereotaxis (1)	1,000,000	11,900
		232,789
Health Care Providers & Services 10.2%
AMERIGROUP (1)	300,000	9,120
Centene (1)	1,250,000	26,237
Community Health System (1)	1,000,000	35,250
Coventry Health Care (1)	1,919,000	107,560
DaVita (1)	2,400,000	127,968
HealthExtras (1)	924,000	26,593
Healthways (1)	600,000	28,050
Henry Schein (1)	3,750,000	206,925
LCA-Vision	485,442	19,995
LifePoint Hospitals (1)	600,000	22,932
Nighthawk Radiology (1)	500,000	9,095
Omnicare	450,000	17,896
Sunrise Senior Living (1)	500,000	19,760
Symbion (1)	750,000	14,708
United Surgical Partners (1)	800,000	24,648
VCA Antech (1)	932,300	33,852
		730,589
Health Care Technology 0.2%
HealthStream (1)(2)	2,357,000	10,135
WebMD Health (1)	120,000	6,316
		16,451
Life Sciences Tools & Services 0.7%
Diversa (1)	800,000	6,248
Exelixis (1)	2,325,000	23,110
Illumina (1)	700,000	20,510
		49,868
Pharmaceuticals 0.8%
Alexza Pharmaceuticals (1)	400,000	5,144
Cadence Pharmaceuticals (1)	300,000	4,440
Inspire Pharmaceuticals (1)	1,200,000	6,840
Medicines Company (1)	775,000	19,437
Medicis Pharmaceutical, Class A	500,000	15,410
ViroPharma (1)	325,000	4,664
		55,935

Total Health Care		1,524,226
INDUSTRIALS & BUSINESS SERVICES 17.7%

Aerospace & Defense 3.0%
Argon ST (1)	637,000	16,855
Armor Holdings (1)	975,000	65,646
HEICO, Class A	725,000	22,729
Moog, Class A (1)	1,250,200	52,071
MTC Technologies (1)	200,000	4,206
Teledyne Technologies (1)	650,000	24,336
Triumph Group	500,000	27,670
		213,513
Air Freight & Logistics 0.3%
EGL (1)	294,000	11,651
Global Logistics, Equity Units (1)(2)	954,000	7,918
		19,569
Building Products 0.1%
Builders FirstSource (1)	500,000	8,035
		8,035
Commercial Services & Supplies 7.9%
Administaff	550,000	19,360
Advisory Board (1)(2)	1,050,000	53,151
American Reprographics (1)	455,000	14,010
Corporate Executive Board	1,135,500	86,253
CoStar Group (1)	250,000	11,170
CRA International (1)	550,000	28,699
IHS (1)	787,700	32,382
Innerworkings (1)	438,413	5,173
Korn/Ferry (1)(2)	2,200,000	50,468
Mobile Mini (1)(2)	2,058,000	55,113
Navigant Consulting (1)	1,900,000	37,544
Resources Global Professionals (1)	1,754,902	56,139
School Specialty (1)	1,000,000	36,110
Taleo, Class A (1)	1,086,000	18,006
Waste Connections (1)	2,250,000	67,365
		570,943
Industrial Conglomerates 1.5%
Roper Industries	2,000,000	109,760
		109,760
Machinery 2.8%
Actuant, Class A (2)	1,500,000	76,215
ESCO Technologies (1)	650,000	29,133
Oshkosh Truck	1,862,000	98,686
		204,034
Trading Companies & Distributors 2.1%
Beacon Roofing Supply (1)	400,000	6,472
H&E Equipment Services (1)	650,000	13,975
Interline Brands (1)	1,500,000	32,880
MSC Industrial Direct	1,175,000	54,849
United Rentals (1)	735,000	20,213
Williams Scotsman (1)	1,000,000	19,660
		148,049

Total Industrials & Business Services		1,273,903
INFORMATION TECHNOLOGY 21.0%
Communications Equipment 0.5%
ADTRAN	588,000	14,318
Finisar (1)	3,000,000	10,500
Optium (1)	579,700	11,252
		36,070
Computers & Peripherals 0.8%
Avid Technology (1)	662,000	23,091
Intermec (1)	516,600	11,541
Palm (1)	1,250,000	22,662
		57,294
Electronic Equipment & Instruments 1.2%
Cogent (1)	887,582	11,938
Molex	98,000	2,764
National Instruments	833,000	21,850
Orbotech (1)	850,000	18,725
Trimble Navigation (1)	1,139,800	30,592
		85,869
Internet Software & Services 2.7%
24/7 Media (1)	2,466,000	19,802
aQuantive (1)	1,030,000	28,747
Bankrate (1)	300,000	10,572
CNET Networks (1)	2,507,000	21,836
Digital River (1)	676,300	37,366
DIVX (1)	312,091	6,254
Liquidity Services (1)	400,000	6,776
LoopNet (1)	235,000	4,016
Marchex, Class B	1,030,000	15,780
The Knot (1)	450,000	9,688
Websense (1)	593,300	13,640
WebSideStory (1)(2)	1,320,700	17,103
		191,580
IT Services 2.8%
Forrester Research (1)	298,500	8,466
Global Cash Access (1)	1,500,000	25,035
Global Payments	1,650,000	56,199
Heartland Payment Systems	900,500	21,288
Isilon Systems (1)	200,000	3,234
Moneygram International	100,000	2,776
Paychex	98,000	3,711
RightNow Technologies (1)	1,180,000	19,328
SkillSoft, ADR (1)	3,450,000	28,842
SRA International, Class A (1)	200,000	4,872
TALX Corporation	500,000	16,565
TNS (1)	700,000	11,263
		201,579
Semiconductor & Semiconductor Equipment 7.1%
Altera (1)	588,000	11,754
Analog Devices	735,000	25,350
Atheros Communications (1)	1,000,000	23,930
ATMI (1)	498,300	15,233
Cabot Microelectronics (1)	300,000	10,053
Centillium Communications (1)	2,000,000	3,840
CEVA (1)	156,196	1,129
Conexant Systems (1)	8,500,000	14,025
Cymer (1)	677,258	28,140
Diodes (1)	400,000	13,940
Entegris (1)	2,206,900	23,614
FEI (1)(2)	1,800,000	64,908
Integrated Device Technology (1)	3,593,000	55,404
Intersil Holding, Class A	1,004,000	26,596
Intevac (1)	1,000,000	26,370
Lattice Semiconductor (1)	1,566,000	9,161
Linear Technology	196,000	6,192
Mattson Technology (1)	1,100,000	10,010
Maxim Integrated Products	735,000	21,609
PDF Solutions (1)	1,090,430	12,311
Pixelworks (1)	441,700	729
PMC-Sierra (1)	4,134,000	28,979
Semtech (1)	1,277,000	17,214
Silicon Laboratories (1)	663,300	19,846
Standard Microsystems (1)	400,000	12,216
Virage Logic (1)	939,200	6,828
Volterra Semiconductor (1)	1,000,000	13,060
Xilinx	490,000	12,608
		515,049
Software 5.9%
Activision (1)	2,940,000	55,684
Bottomline Technologies (1)(2)	1,498,000	16,328
Convera (1)	1,470,000	4,616
FactSet Research Systems	1,521,400	95,620
Jack Henry & Associates	2,152,200	51,760
Kronos (1)	300,000	16,050
McAfee (1)	485,000	14,104
Motive (1)	1,131,700	4,017
NAVTEQ (1)	700,000	24,150
Quest Software (1)	1,158,400	18,847
Red Hat (1)	1,274,000	29,213
Take-Two Interactive Software (1)	1,000,000	20,140
THQ (1)	431,991	14,770
Ultimate Software Group (1)	657,000	17,207
Verint Systems (1)	839,000	26,974
Wind River Systems (1)	1,852,400	18,413
		427,893

Total Information Technology		1,515,334

MATERIALS 0.4%

Chemicals 0.4%
Airgas	200,000	8,430
Symyx Technologies (1)	1,100,000	19,492
Total Materials		27,922
TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 0.6%
Time Warner Telecom, Class A (1)	2,000,000	41,540
		41,540
Wireless Telecommunication Services 5.3%
Crown Castle International (1)	1,725,000	55,424
NII Holdings, Class B (1)	3,600,000	267,048
SBA Communications (1)	2,000,000	59,100
Wireless Facilities (1)	2,000,000	2,600
		384,172
Total Telecommunication Services		425,712
Total Miscellaneous Common Stocks 1.0% (4)		72,842
Total Common Stocks (Cost $4,377,997)		7,147,805
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(5)	68,439,014	68,439
Total Short-Term Investments (Cost $68,439)		68,439
Total Investments in Securities
100.3% of Net Assets (Cost $4,446,436)		$7,216,244

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 4
(3)	Restricted security
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income‡	3/31/07	12/31/06
AC Moore Arts &
Crafts	$ -	$ -	$ -	$ 21,340	$ 21,670
Acadia
Pharmaceuticals++	-	-	-	-	10,988
Acadia
Pharmaceuticals,
Warrants, 4/1/10++	-	-	-	-	83
Actuant, Class A	-	-	-	76,215	71,475
Advisory Board	-	-	-	53,151	56,217
Bottomline
Technologies	3,248	-	-	16,328	13,717
Christopher & Banks	-	-	118	38,161	36,574
Combinatorx++	-	-	-	-	5,971
Delta Financial	-	-	87	14,473	17,728
Endeavor Acquisition	8,504	5,079	-	6,510	-
Endeavor Acquisition,
Equity Units	-	11,920	-	-	17,820
Endeavor Acquisition,
Warrants, 12/14/09	3,416	-	-	6,630	-
EPIX Pharmaceuticals	2,652	-	-	11,725	*
FEI	-	-	-	64,908	47,466
Global Logistics,
Equity Units	-	-	-	7,918	7,918
HealthStream	-	-	-	10,135	9,310
Korn/Ferry	4,554	-	-	50,468	*
Miscellaneous
Common Stocks (4)	8,194	-	-	9,007	-
Mobile Mini	-	-	-	55,113	55,443
Open Solutions++	-	-	-	-	20,702
pSivida, ADR++	-	-	-	-	271
School Specialty++	-	-	-	-	38,257
Senomyx	1,266	-	-	21,046	20,784
Taleo, Class A++	-	-	-	-	14,846
WebSideStory	-	-	-	17,103	16,720
T. Rowe Price Reserve
Investment Fund,
5.37%	¤	¤	974	68,439	64,548
Totals			$ 1,179	$ 548,670	$ 548,508

‡	Includes dividend income of $1,179 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2006.
**	The issuer was not considered an affiliated company at March 31, 2007.
++	The issuer was not considered an affiliate company at any time during 2007.
¤	Purchase and sale information not shown for cash management funds.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $893 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Acadia Pharmaceuticals, Warrants, 4/1/10	4/20/05	$0
Dyadic International, Warrants, 5/30/10	12/1/06	0
Totals		$0

The fund has registration rights for certain restricted securities held as of March 31, 2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Horizons Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $4,446,436,000. Net unrealized gain aggregated $2,769,808,000 at period-end, of which $3,032,909,000 related to appreciated investments and $263,101,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended March 31, 2007, total realized gain/loss on all affiliated companies was $4,766,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007